Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2023	2022	2021
Current tax
Current period	(4,889)	(1,736)	(206)
Changes related to prior years	7	57	436
Total current tax	(4,881)	(1,680)	230

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,146)	(137)	201
Other	18	(987)	(4)
Total deferred tax	(1,128)	(1,124)	197

Total tax benefit/(expense)	(6,009)	(2,804)	427

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2023		2022		2021
Profit (loss) before tax		864,036		206,055		(339,204)

Tax at domestic rate	(25.00)%	(216,009)	(25.00)%	(51,514)	(25.00)%	84,801
Effects on tax of :
Tax exempt profit / loss		(4,535)		2,642		4,541
Tax adjustments for previous years		7		57		436
Loss for which no DTA (*) has been recognized		7,586		4,481		27
Non-deductible expenses		(1,602)		(315)		(188)
Use of previously unrecognized tax losses and tax credits		5,283		4,431		4,101
Effect of Tonnage Tax regime		195,768		40,670		(84,881)
Effect of share of profit of equity-accounted investees		(5)		4,389		5,649
Effects of tax regimes in foreign jurisdictions		7,498		(7,645)		(14,059)
Total taxes	(0.70)%	(6,009)	(1.36)%	(2,804)	(0.13)%	427

* Deferred Tax Asset